Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	BRF S.A.
Entity Central Index Key	0001122491
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Trading Symbol	BRF
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	812,473,246
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017